                                                                                         Allen R. Reed
                                                                    Allstate Life Insurance Company
                                                                                   Phone: 847.402.7085
                                                                           Email: aree9@allstate.com

VIA EDGAR TRANSMISSION

May 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Allstate Life Insurance Company
         Allstate Financial Advisors Separate Account I ("Registrant")
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. For each Registration Statement shown below, the form of Prospectus and Statement of Additional
Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                                                      Depositor                               1940 Act #                      Registration Statement

Allstate Financial                                       Allstate Life                                811-09327                           333-141909
Advisors Separate                                       Insurance                                                                              333-121693
Account I                                                      Company                                                                               333-102934

You may direct any questions regarding this filing to the undersigned at (847) 402-7085.

Very truly yours,

/s/ ALLEN R. REED
Allen R. Reed
Senior Attorney